Supplement to the
PAS Small Cap
Fund of Funds®
April 28, 2007
Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  Normally investing in a combination of affiliated small cap stock funds (i.e., Fidelity funds) and non-affiliated small cap stock funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Using quantitative analysis and proprietary fund research to select underlying funds.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 3.

  Investing in Other Funds. Regulatory restrictions limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund will bear a pro rata share of the underlying funds' expenses. The fund bears all risks of investment strategies employed by the underlying funds.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 3.

  Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing stocks that are included in their index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

In buying and selling underlying funds, Strategic Advisers relies on quantitative analysis and proprietary fund research. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

FOF-08-01 March 17, 2008
1.824539.103

The fund normally invests in a combination of underlying funds comprised of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork on a no-transaction-fee (NTF) basis, and non-affiliated ETFs. NTF funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated NTF funds pay Fidelity fees that typically are at an annual rate of 0.35% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower in some cases. In addition, the fund may invest in ETFs on transactions not occurring through Fidelity's FundsNetwork.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

The fund currently intends to invest primarily in registered open-end investment companies and exchange traded funds, and not in closed-end funds or unregistered funds.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 8.

There is additional risk for PAS Small Cap with respect to aggregation of holdings of underlying fund holdings, which may result in PAS Small Cap indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of PAS Small Cap's returns. PAS Small Cap does not control the investments of the underlying funds and any indirect concentration is a result of the underlying funds pursuing their own investment objectives.

PAS Small Cap is exposed to the risks associated with the underlying funds in which it invests. The following factors can significantly affect the performance of PAS Small Cap and the underlying funds in which it invests:

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 9.

Investing in ETFs. ETFs are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index) and the risk that because an ETF is not actively managed, it cannot sell poorly performing stocks as long as they are represented in its index. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 9.

The fund may invest in affiliated funds (i.e., Fidelity funds) and non-affiliated funds available through Fidelity Investments' mutual fund supermarket, Fidelity FundsNetwork. Eligible funds will typically be limited to NTF funds. Affiliates of Strategic Advisers receive servicing or distribution fees with respect to NTF funds. The fund may also invest in ETFs.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section on page 9.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section on page 9.

The assets of PAS Small Cap consist primarily of shares of the underlying funds. The fund will calculate its NAV using the NAVs of the underlying funds (other than ETFs) in which it invests as described in such underlying funds' prospectuses. The ETFs in which the fund invests are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. If an underlying fund's (other than an ETF's) NAV is unavailable, shares of such fund may be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. An underlying fund's valuation may differ depending on the method used for determining value.

The following information replaces similar information found under the heading "Buying and Selling Shares" in the "Shareholder Information" section on page 10.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchase and sales by Strategic Advisers (fund shares may only be bought pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). The underlying funds (other than ETFs) normally have policies that limit how frequently the fund may trade in their shares. ETFs are designed to offer investors an investment that can be bought and sold frequently in the secondary market without impact on the ETF. Accordingly, ETFs do not have policies and procedures designed to discourage excessive or short-term trading by investors. Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 12.

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The fund has three management Trustees (affiliated with Fidelity) and two independent Trustees, and operates under Section 10(d) of the Investment Company Act of 1940.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 12.

Fidelity Management & Research Company (FMR), an affiliate of Strategic Advisers, is responsible for handling the business affairs for PAS Small Cap.

The following information replaces the biographical information for Geoffrey Stein and Catherine Pena found under the heading "Fund Management" in the "Fund Services" section on page 12.

Catherine Pena is manager of PAS Small Cap, which she has managed since its inception. Since joining Fidelity Investments in 1996, Ms. Pena has been a quantitative research analyst, senior mutual fund analyst, portfolio strategist and manager.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 12.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the fund.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
PAS International Fund of FundsSM
April 28, 2007
Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  Normally investing in a combination of affiliated international stock funds (i.e., Fidelity funds) and non-affiliated international stock funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Using quantitative analysis and proprietary fund research to select underlying funds.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 3.

  Investing in Other Funds. Regulatory restrictions limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund will bear a pro rata share of the underlying funds' expenses. The fund bears all risks of investment strategies employed by the underlying funds.
  Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing stocks that are included in their index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 6.

In buying and selling underlying funds, Strategic Advisers relies on quantitative analysis and proprietary fund research. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

FOI-08-01 March 17, 2008
1.848935.102

The fund normally invests in a combination of underlying funds comprised of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork on a no-transaction-fee (NTF) basis, and non-affiliated ETFs. NTF funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated NTF funds pay Fidelity fees that typically are at an annual rate of 0.35% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower in some cases. In addition, the fund may invest in ETFs on transactions not occurring through Fidelity's FundsNetwork.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 6.

The fund currently intends to invest primarily in registered open-end investment companies and exchange traded funds, and not in closed-end funds or unregistered funds.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 7.

There is additional risk for PAS International with respect to aggregation of holdings of underlying fund holdings, which may result in PAS International indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of PAS International's returns. PAS International does not control the investments of the underlying funds and any indirect concentration is a result of the underlying funds pursuing their own investment objectives.

PAS International is exposed to the risks associated with the underlying funds in which it invests. The following factors can significantly affect the performance of PAS International and the underlying funds in which it invests:

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 8.

Investing in ETFs. ETFs are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index) and the risk that because an ETF is not actively managed, it cannot sell poorly performing stocks as long as they are represented in its index. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 8.

The fund may invest in affiliated funds (i.e., Fidelity funds) and non-affiliated funds available through Fidelity Investments' mutual fund supermarket, Fidelity FundsNetwork. Eligible funds will typically be limited to NTF funds. Affiliates of Strategic Advisers receive servicing or distribution fees with respect to NTF funds. The fund may also invest in ETFs.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section on page 8.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section on page 8.

The assets of PAS International consist primarily of shares of the underlying funds. The fund will calculate its NAV using the NAVs of the underlying funds (other than ETFs) in which it invests as described in such underlying funds' prospectuses. The ETFs in which the fund invests are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. If an underlying fund's (other than an ETF's) NAV is unavailable, shares of such fund may be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. An underlying fund's valuation may differ depending on the method used for determining value.

The following information replaces similar information found under the heading "Buying and Selling Shares" in the "Shareholder Information" section on page 9.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchase and sales by Strategic Advisers (fund shares may only be bought pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). The underlying funds (other than ETFs) normally have policies that limit how frequently the fund may trade in their shares. ETFs are designed to offer investors an investment that can be bought and sold frequently in the secondary market without impact on the ETF. Accordingly, ETFs do not have policies and procedures designed to discourage excessive or short-term trading by investors. Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The following information replaces the biographical information for Geoffrey Stein and Wilfred Chilangwa, Jr. found under the heading "Fund Management" in the "Fund Services" section on page 11.

Wilfred Chilangwa, Jr. is manager of PAS International, which he has managed since March 2006. Since joining Fidelity Investments in 1997, Mr. Chilangwa has worked as a senior fund analyst, an international strategist and a portfolio manager.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 11.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the fund.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.